Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of the equity awards and the Committee did not make any stock awards or grants to any named executive officers in 2025.
Award Timing MNPI Considered [Flag]	false